Debt and Notes Payable (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Amortization of debt discount	$ 0	$ 880,044	$ 1,173,190	$ 782,260
Debt description	Management concluded that no conditions exist that represent events of technical default under the 8% non-convertible secured debentures. In accordance with the December 2018 amendment, the holders of the 8% non-convertible secured debentures must notify the Company if there is an event of default for the default provisions to be triggered. Conditions may exist whereby the Company has failed a covenant, but the default provisions have not yet been triggered as the Company has not received notice from the noteholders.		Management concluded that no conditions exist that represent events of technical default under the 8% non-convertible secured debentures. The default interest that had been accrued previously was written off against the warrants that were issued in the December 2018 amendment to the 8% non-convertible secured debentures. In accordance with the December 2018 amendment, the holders of the 8% non-convertible secured debentures must notify the Company if there is an event of default for the default provisions to be triggered. Conditions may exist whereby the Company has failed a covenant, but the default provisions have not yet been triggered as the Company has not received notice from the noteholders.
Potential default interest and penalties				$ 881,000